Financial Risk Management - Schedule of Foreign Currencies Denominated Balances as at the Reporting Date Would Increase/(Decrease) Profit or Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
HKD [Member]
Foreign Currencies [Line Items]
Foreign currencies	$ 140,599	$ 288,337
RMB [Member]
Foreign Currencies [Line Items]
Foreign currencies	3,265	679
KHR [Member]
Foreign Currencies [Line Items]
Foreign currencies	$ (8,296)	$ (9,304)